Future operations and going concern	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Future operations and going concern

Note 2.      Future operations and going concern

The Group recorded a loss from operations in this reporting period and the accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern.

The Group incurred a net operating loss of USD 17.2 million in the year 2024 and had positive working capital of USD 77.5 million as at December 31, 2024, calculated as the difference between current assets and current liabilities. Based on the Group’s cash projections up to March 31, 2026, SEALSQ has sufficient liquidity to fund operations.

We note that, historically, the Group has been dependent on financing from its parent, WISeKey International Holding Ltd or other investors, to augment the operating cash flow to cover its cash requirements.

Based on the foregoing, Management believe it is correct to present these figures on a going concern basis.